SUBSEQUENT EVENTS (Detail Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 07, 2022	Feb. 24, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2022	Dec. 16, 2021	Jul. 08, 2019
Ordinary shares par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Acquire all equity interest					$ 60,000,000
Subsequent Event [Member] | Accredited Investors[Member]
Issue and sell aggregate ordinary shares	6,000,000
Ordinary shares par value	$ 0.001
Aggregate purchase price	$ 9,000,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Ordinary shares par value		$ 0.001
Aggregate purchase price		$ 3,000,000
Purchased ordinary shares		2,000,000
Purchase price, per share		$ 1.50
FMP [Member]
Ownership interest			100.00%
Percentage of revenue			48.40%	45.30%
Strait College of Minjiang University [Member]
Ownership interest			100.00%
Percentage of revenue			36.00%	35.10%